INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details 5) - USD ($)	12 Months Ended
	Dec. 31, 2016		Dec. 31, 2015
Revenues
Rent	$ 85,755,446		$ 111,776,843
Interest and other	2,943,930		4,528,841
Operating Partnerships Revenues	88,699,376		116,305,684
Expenses
Interest	17,012,370		22,696,497
Depreciation and amortization	22,495,020		30,995,689
Taxes and insurance	10,332,106		14,155,041
Repairs and maintenance	19,174,823		23,031,379
Operating expenses	29,285,986		38,937,669
Impairment loss	0		0
Other expenses	1,936,798		2,310,183
Operating Partnerships Total Expenses	100,237,103		132,126,458
NET INCOME (LOSS)	(11,537,727)		(15,820,774)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(8,901,790)	[1]	(11,941,106)	[2]
Net income (loss) allocated to other partners	(2,635,937)		(3,879,668)
Series Twenty [Member]
Revenues
Rent	889,757		1,185,836
Interest and other	51,176		47,917
Operating Partnerships Revenues	940,933		1,233,753
Expenses
Interest	67,782		103,823
Depreciation and amortization	257,685		319,299
Taxes and insurance	96,986		133,186
Repairs and maintenance	304,750		340,694
Operating expenses	360,239		484,527
Impairment loss	0		0
Other expenses	14,439		16,039
Operating Partnerships Total Expenses	1,101,881		1,397,568
NET INCOME (LOSS)	(160,948)		(163,815)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(106,474)	[1]	(109,408)	[2]
Net income (loss) allocated to other partners	(54,474)		(54,407)
Series Twenty One [Member]
Revenues
Rent	493,555		501,207
Interest and other	3,440		3,473
Operating Partnerships Revenues	496,995		504,680
Expenses
Interest	39,664		42,173
Depreciation and amortization	82,880		83,029
Taxes and insurance	68,302		65,006
Repairs and maintenance	129,182		108,441
Operating expenses	195,717		185,059
Impairment loss	0		0
Other expenses	0		0
Operating Partnerships Total Expenses	515,745		483,708
NET INCOME (LOSS)	(18,750)		20,972
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(39,102)	[1]	0	[2]
Net income (loss) allocated to other partners	20,352		20,972
Series Twenty Two [Member]
Revenues
Rent	780,062		779,764
Interest and other	36,302		43,150
Operating Partnerships Revenues	816,364		822,914
Expenses
Interest	70,347		72,934
Depreciation and amortization	166,222		179,088
Taxes and insurance	110,615		119,915
Repairs and maintenance	289,406		237,302
Operating expenses	283,947		285,458
Impairment loss	0		0
Other expenses	13,232		13,232
Operating Partnerships Total Expenses	933,769		907,929
NET INCOME (LOSS)	(117,405)		(85,015)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(45,959)	[1]	(57,309)	[2]
Net income (loss) allocated to other partners	(71,446)		(27,706)
Series Twenty Three [Member]
Revenues
Rent	1,426,787		2,536,702
Interest and other	112,584		89,120
Operating Partnerships Revenues	1,539,371		2,625,822
Expenses
Interest	117,886		275,105
Depreciation and amortization	286,650		982,215
Taxes and insurance	155,346		392,801
Repairs and maintenance	284,376		502,492
Operating expenses	864,097		1,088,431
Impairment loss	0		0
Other expenses	14,212		39,202
Operating Partnerships Total Expenses	1,722,567		3,280,246
NET INCOME (LOSS)	(183,196)		(654,424)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(159,714)	[1]	(372,667)	[2]
Net income (loss) allocated to other partners	(23,482)		(281,757)
Series Twenty Four [Member]
Revenues
Rent	1,218,703		1,202,358
Interest and other	28,210		23,919
Operating Partnerships Revenues	1,246,913		1,226,277
Expenses
Interest	127,601		121,338
Depreciation and amortization	361,276		351,255
Taxes and insurance	117,868		121,189
Repairs and maintenance	357,522		312,955
Operating expenses	486,157		474,834
Impairment loss	0		0
Other expenses	11,156		20,286
Operating Partnerships Total Expenses	1,461,580		1,401,857
NET INCOME (LOSS)	(214,667)		(175,580)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(185,148)	[1]	(146,078)	[2]
Net income (loss) allocated to other partners	(29,519)		(29,502)
Series Twenty Five [Member]
Revenues
Rent	857,567		869,428
Interest and other	20,950		32,201
Operating Partnerships Revenues	878,517		901,629
Expenses
Interest	80,735		84,140
Depreciation and amortization	176,707		170,873
Taxes and insurance	92,956		98,899
Repairs and maintenance	188,389		206,013
Operating expenses	368,878		350,467
Impairment loss	0		0
Other expenses	8,814		8,889
Operating Partnerships Total Expenses	916,479		919,281
NET INCOME (LOSS)	(37,962)		(17,652)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(112,755)	[1]	(70,287)	[2]
Net income (loss) allocated to other partners	74,793		52,635
Series Twenty Six [Member]
Revenues
Rent	2,172,933		2,376,345
Interest and other	57,555		59,021
Operating Partnerships Revenues	2,230,488		2,435,366
Expenses
Interest	306,650		374,082
Depreciation and amortization	572,435		618,827
Taxes and insurance	296,029		341,777
Repairs and maintenance	687,453		640,467
Operating expenses	850,626		896,421
Impairment loss	0		0
Other expenses	15,500		15,500
Operating Partnerships Total Expenses	2,728,693		2,887,074
NET INCOME (LOSS)	(498,205)		(451,708)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(500,992)	[1]	(461,073)	[2]
Net income (loss) allocated to other partners	2,787		9,365
Series Twenty Seven [Member]
Revenues
Rent	3,174,381		4,652,943
Interest and other	25,493		43,508
Operating Partnerships Revenues	3,199,874		4,696,451
Expenses
Interest	509,261		874,561
Depreciation and amortization	661,245		916,029
Taxes and insurance	366,487		602,180
Repairs and maintenance	605,819		825,870
Operating expenses	974,005		1,405,937
Impairment loss	0		0
Other expenses	38,677		48,712
Operating Partnerships Total Expenses	3,155,494		4,673,289
NET INCOME (LOSS)	44,380		23,162
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(164,034)	[1]	(226,075)	[2]
Net income (loss) allocated to other partners	208,414		249,237
Series Twenty Eight [Member]
Revenues
Rent	1,002,280		1,621,261
Interest and other	25,270		34,516
Operating Partnerships Revenues	1,027,550		1,655,777
Expenses
Interest	163,031		171,663
Depreciation and amortization	225,777		503,916
Taxes and insurance	132,749		198,050
Repairs and maintenance	213,513		381,359
Operating expenses	437,570		912,589
Impairment loss	0		0
Other expenses	0		0
Operating Partnerships Total Expenses	1,172,640		2,167,577
NET INCOME (LOSS)	(145,090)		(511,800)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(198,898)	[1]	(533,920)	[2]
Net income (loss) allocated to other partners	53,808		22,120
Series Twenty Nine [Member]
Revenues
Rent	1,870,776		1,976,028
Interest and other	170,891		182,610
Operating Partnerships Revenues	2,041,667		2,158,638
Expenses
Interest	417,247		457,017
Depreciation and amortization	541,192		535,120
Taxes and insurance	269,958		321,634
Repairs and maintenance	457,333		433,100
Operating expenses	909,738		843,779
Impairment loss	0		0
Other expenses	20,300		27,700
Operating Partnerships Total Expenses	2,615,768		2,618,350
NET INCOME (LOSS)	(574,101)		(459,712)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(531,118)	[1]	(442,926)	[2]
Net income (loss) allocated to other partners	(42,983)		(16,786)
Series Thirty [Member]
Revenues
Rent	1,509,820		1,493,470
Interest and other	38,014		143,545
Operating Partnerships Revenues	1,547,834		1,637,015
Expenses
Interest	157,690		165,357
Depreciation and amortization	405,826		405,307
Taxes and insurance	197,172		200,403
Repairs and maintenance	335,232		364,975
Operating expenses	625,657		696,234
Impairment loss	0		0
Other expenses	9,527		6,747
Operating Partnerships Total Expenses	1,731,104		1,839,023
NET INCOME (LOSS)	(183,270)		(202,008)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(187,074)	[1]	(174,671)	[2]
Net income (loss) allocated to other partners	3,804		(27,337)
Series Thirty One [Member]
Revenues
Rent	1,706,240		3,857,615
Interest and other	48,995		136,085
Operating Partnerships Revenues	1,755,235		3,993,700
Expenses
Interest	168,268		346,210
Depreciation and amortization	573,233		1,077,795
Taxes and insurance	288,339		606,394
Repairs and maintenance	284,817		710,461
Operating expenses	935,094		1,763,442
Impairment loss	0		0
Other expenses	6,013		21,482
Operating Partnerships Total Expenses	2,255,764		4,525,784
NET INCOME (LOSS)	(500,529)		(532,084)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(497,487)	[1]	(551,230)	[2]
Net income (loss) allocated to other partners	(3,042)		19,146
Series Thirty Two [Member]
Revenues
Rent	2,847,292		3,937,997
Interest and other	86,930		522,343
Operating Partnerships Revenues	2,934,222		4,460,340
Expenses
Interest	468,653		679,912
Depreciation and amortization	816,277		1,225,244
Taxes and insurance	348,890		491,697
Repairs and maintenance	745,036		756,911
Operating expenses	929,535		1,518,818
Impairment loss	0		0
Other expenses	220,748		280,517
Operating Partnerships Total Expenses	3,529,139		4,953,099
NET INCOME (LOSS)	(594,917)		(492,759)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(529,907)	[1]	(513,975)	[2]
Net income (loss) allocated to other partners	(65,010)		21,216
Series Thirty Three [Member]
Revenues
Rent	2,625,326		2,587,763
Interest and other	86,895		90,053
Operating Partnerships Revenues	2,712,221		2,677,816
Expenses
Interest	441,719		446,506
Depreciation and amortization	707,952		726,280
Taxes and insurance	335,238		343,569
Repairs and maintenance	623,753		491,833
Operating expenses	990,872		1,017,937
Impairment loss	0		0
Other expenses	110,459		106,005
Operating Partnerships Total Expenses	3,209,993		3,132,130
NET INCOME (LOSS)	(497,772)		(454,314)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(297,842)	[1]	(250,938)	[2]
Net income (loss) allocated to other partners	(199,930)		(203,376)
Series Thirty Four [Member]
Revenues
Rent	971,745		2,461,028
Interest and other	35,012		71,256
Operating Partnerships Revenues	1,006,757		2,532,284
Expenses
Interest	104,262		391,137
Depreciation and amortization	275,627		647,172
Taxes and insurance	141,495		335,716
Repairs and maintenance	286,631		487,407
Operating expenses	326,343		1,000,614
Impairment loss	0		0
Other expenses	0		10,300
Operating Partnerships Total Expenses	1,134,358		2,872,346
NET INCOME (LOSS)	(127,601)		(340,062)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(136,875)	[1]	(360,810)	[2]
Net income (loss) allocated to other partners	9,274		20,748
Series Thirty Five [Member]
Revenues
Rent	1,806,433		5,117,009
Interest and other	69,612		187,870
Operating Partnerships Revenues	1,876,045		5,304,879
Expenses
Interest	290,660		1,128,100
Depreciation and amortization	485,344		1,617,552
Taxes and insurance	203,459		637,437
Repairs and maintenance	260,199		780,180
Operating expenses	620,343		1,725,195
Impairment loss	0		0
Other expenses	25,200		63,200
Operating Partnerships Total Expenses	1,885,205		5,951,664
NET INCOME (LOSS)	(9,160)		(646,785)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(40,749)	[1]	(403,942)	[2]
Net income (loss) allocated to other partners	31,589		(242,843)
Series Thirty Six [Member]
Revenues
Rent	1,365,067		3,882,110
Interest and other	90,846		100,935
Operating Partnerships Revenues	1,455,913		3,983,045
Expenses
Interest	257,096		716,386
Depreciation and amortization	400,786		1,292,043
Taxes and insurance	252,292		563,732
Repairs and maintenance	277,928		591,114
Operating expenses	434,010		1,502,446
Impairment loss	0		0
Other expenses	33,541		80,836
Operating Partnerships Total Expenses	1,655,653		4,746,557
NET INCOME (LOSS)	(199,740)		(763,512)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(131,250)	[1]	(381,014)	[2]
Net income (loss) allocated to other partners	(68,490)		(382,498)
Series Thirty Seven [Member]
Revenues
Rent	1,039,639		4,887,918
Interest and other	102,567		224,158
Operating Partnerships Revenues	1,142,206		5,112,076
Expenses
Interest	160,035		979,187
Depreciation and amortization	358,716		1,536,522
Taxes and insurance	201,945		762,488
Repairs and maintenance	193,056		948,457
Operating expenses	402,404		2,099,524
Impairment loss	0		0
Other expenses	23,041		120,646
Operating Partnerships Total Expenses	1,339,197		6,446,824
NET INCOME (LOSS)	(196,991)		(1,334,748)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(141,806)	[1]	(973,078)	[2]
Net income (loss) allocated to other partners	(55,185)		(361,670)
Series Thirty Eight [Member]
Revenues
Rent	1,774,853		4,461,135
Interest and other	21,673		168,050
Operating Partnerships Revenues	1,796,526		4,629,185
Expenses
Interest	247,122		870,411
Depreciation and amortization	372,627		1,082,815
Taxes and insurance	214,991		530,136
Repairs and maintenance	414,817		915,337
Operating expenses	633,207		1,760,555
Impairment loss	0		0
Other expenses	18,000		85,767
Operating Partnerships Total Expenses	1,900,764		5,245,021
NET INCOME (LOSS)	(104,238)		(615,836)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(144,427)	[1]	(401,471)	[2]
Net income (loss) allocated to other partners	40,189		(214,365)
Series Thirty Nine [Member]
Revenues
Rent	168,432		2,910,257
Interest and other	0		141,742
Operating Partnerships Revenues	168,432		3,051,999
Expenses
Interest	6,237		586,862
Depreciation and amortization	29,091		688,543
Taxes and insurance	15,558		301,988
Repairs and maintenance	60,340		599,784
Operating expenses	70,601		1,261,653
Impairment loss	0		0
Other expenses	0		106,939
Operating Partnerships Total Expenses	181,827		3,545,769
NET INCOME (LOSS)	(13,395)		(493,770)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(13,393)	[1]	(283,760)	[2]
Net income (loss) allocated to other partners	(2)		(210,010)
Series Forty [Member]
Revenues
Rent	7,913,892		8,988,443
Interest and other	203,429		274,699
Operating Partnerships Revenues	8,117,321		9,263,142
Expenses
Interest	2,291,713		2,623,328
Depreciation and amortization	1,873,123		2,297,137
Taxes and insurance	1,045,058		1,278,199
Repairs and maintenance	1,488,255		1,459,904
Operating expenses	1,783,214		2,139,931
Impairment loss	0		0
Other expenses	296,558		88,325
Operating Partnerships Total Expenses	8,777,921		9,886,824
NET INCOME (LOSS)	(660,600)		(623,682)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(695,283)	[1]	(485,428)	[2]
Net income (loss) allocated to other partners	34,683		(138,254)
Series Forty One [Member]
Revenues
Rent	12,012,632		12,011,209
Interest and other	279,982		362,739
Operating Partnerships Revenues	12,292,614		12,373,948
Expenses
Interest	3,221,005		3,198,557
Depreciation and amortization	2,810,380		2,904,618
Taxes and insurance	1,452,787		1,530,747
Repairs and maintenance	2,489,498		2,347,072
Operating expenses	3,034,020		2,864,489
Impairment loss	0		0
Other expenses	340,154		331,540
Operating Partnerships Total Expenses	13,347,844		13,177,023
NET INCOME (LOSS)	(1,055,230)		(803,075)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(535,125)	[1]	(652,535)	[2]
Net income (loss) allocated to other partners	(520,105)		(150,540)
Series Forty Two [Member]
Revenues
Rent	7,743,859		7,616,395
Interest and other	260,401		436,587
Operating Partnerships Revenues	8,004,260		8,052,982
Expenses
Interest	1,812,102		1,728,329
Depreciation and amortization	2,129,667		2,165,627
Taxes and insurance	865,086		935,026
Repairs and maintenance	1,833,446		2,050,409
Operating expenses	2,567,479		2,287,940
Impairment loss	0		0
Other expenses	297,284		303,017
Operating Partnerships Total Expenses	9,505,064		9,470,348
NET INCOME (LOSS)	(1,500,804)		(1,417,366)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(678,898)	[1]	(820,041)	[2]
Net income (loss) allocated to other partners	(821,906)		(597,325)
Series Forty Three [Member]
Revenues
Rent	7,766,042		7,586,036
Interest and other	468,895		410,256
Operating Partnerships Revenues	8,234,937		7,996,292
Expenses
Interest	1,506,832		1,466,381
Depreciation and amortization	2,528,048		2,577,315
Taxes and insurance	817,994		820,521
Repairs and maintenance	1,962,505		1,888,325
Operating expenses	3,247,142		2,921,473
Impairment loss	0		0
Other expenses	69,965		83,350
Operating Partnerships Total Expenses	10,132,486		9,757,365
NET INCOME (LOSS)	(1,897,549)		(1,761,073)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(749,824)	[1]	(980,275)	[2]
Net income (loss) allocated to other partners	(1,147,725)		(780,798)
Series Forty Four [Member]
Revenues
Rent	7,687,702		7,672,594
Interest and other	327,166		301,391
Operating Partnerships Revenues	8,014,868		7,973,985
Expenses
Interest	1,873,630		2,015,917
Depreciation and amortization	1,868,001		2,052,878
Taxes and insurance	554,655		560,059
Repairs and maintenance	1,516,605		1,587,593
Operating expenses	2,660,711		2,450,076
Impairment loss	0		0
Other expenses	97,607		102,792
Operating Partnerships Total Expenses	8,571,209		8,769,315
NET INCOME (LOSS)	(556,341)		(795,330)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(596,043)	[1]	(612,970)	[2]
Net income (loss) allocated to other partners	39,702		(182,360)
Series Forty Five [Member]
Revenues
Rent	8,007,329		8,630,960
Interest and other	178,014		182,275
Operating Partnerships Revenues	8,185,343		8,813,235
Expenses
Interest	1,104,605		1,399,484
Depreciation and amortization	2,250,286		2,530,687
Taxes and insurance	948,985		1,056,860
Repairs and maintenance	1,937,661		1,864,206
Operating expenses	2,758,102		2,954,780
Impairment loss	0		0
Other expenses	214,186		237,084
Operating Partnerships Total Expenses	9,213,825		10,043,101
NET INCOME (LOSS)	(1,028,482)		(1,229,866)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(915,282)	[1]	(843,380)	[2]
Net income (loss) allocated to other partners	(113,200)		(386,486)
Series Forty Six [Member]
Revenues
Rent	4,922,342		5,973,032
Interest and other	113,628		215,422
Operating Partnerships Revenues	5,035,970		6,188,454
Expenses
Interest	1,000,537		1,377,597
Depreciation and amortization	1,277,967		1,508,503
Taxes and insurance	740,866		805,432
Repairs and maintenance	947,301		1,198,718
Operating expenses	1,536,278		2,045,060
Impairment loss	0		0
Other expenses	38,185		92,076
Operating Partnerships Total Expenses	5,541,134		7,027,386
NET INCOME (LOSS)	(505,164)		(838,932)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(566,331)	[1]	(831,845)	[2]
Net income (loss) allocated to other partners	$ 61,167		$ (7,087)

[1]	Amounts include $106,474, $39,102, $45,959, $159,714, $185,148, $112,755, $500,992, $164,034, $198,898, $531,118, $187,074, $497,487, $529,907, $297,842, $136,875, $40,749, $131,250, $141,806, $144,427, $13,393, $695,283, $535,125, $678,898, $749,824, $596,043, $915,282 and $566,331 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44, 45 and 46, respectively, of loss not recognized under the equity method of accounting as described in note A.
[2]	Amounts include $109,408, $0, $57,309, $372,667, $146,078, $70,287, $461,073, $226,075, $533,920, $442,926, $174,671, $551,230, $513,975, $250,938, $360,810, $403,942, $381,014, $973,078, $401,471, $283,760, $485,428, $652,535, $820,041, $980,275, $612,970, $674,036 and $677,325 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44, 45 and 46, respectively, of loss not recognized under the equity method of accounting as described in note A.